Consolidated Statements of Cash Flow - USD ($)	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019
Operating activities
Net loss	$ (1,014,747)	$ (2,356,488)	$ (9,476,934)
Adjustments for non-cash items in net loss
Amortization of property and equipment	180,015	250,836	63,295
Amortization of property and equipment include in costs of inventory sold	733,655	518,999	191,094
Amortization of intangible assets	4,997	26,600	31,373
Unrealized gain on changes in fair value of biological assets	(1,824,226)	(1,515,492)	(486,354)
Changes in fair value of inventory sold	950,461	1,482,725	622,804
Share-based compensation	170,136	239,067	113,227
Stock option expense	243,662	174,892
Services paid in shares or membership units			322,985
Amortization of debt issuance costs			64,914
Accretion expense	949,811	568,969	153,195
Gain on liability settlement		(23,939)
Loss on disposal of property & equipment	7,542	9,978	70,403
Transaction costs			3,453,790
Acquisition costs			126,202
Impairment of technology license			1,574,761
Bad debt expense			54,892
Loss on debt settlement			4,509
Gain on sale of subsidiary		(1,574)
Loss from debt restructuring		765,707
Unrealized gain on marketable securities	35,902	263,483
Gain on derecognition of derivative liability		(244,572)	(39,500)
Change in fair value of derivative liability	1,258,996	(221,820)	(121,811)
Loss on acquisition of non-controlling interest paid in shares	189,816
Effects of foreign exchange	7,233	(134,117)	153,003
Noncash Items In Net Loss	1,893,253	(196,746)	(3,124,152)
Changes in non-cash working capital (Note 22)	(2,131,714)	(96,064)	(302,684)
Net cash used by operating activities	(238,461)	(292,810)	(3,426,836)
Investing activities
Purchase of property and equipment and intangible assets	(2,047,136)	(557,758)	(217,084)
Net cash acquired (Note 8)	76,128
Payment of acquisition payable	(6,000)
Other investment	(750,000)	(175,000)
Receipt from sale of subsidiary		83,966
Payment upon execution of Letter of Intent			(50,000)
Cash acquired upon close of Transaction			5,875
Net cash used in investing activities	(2,727,008)	(648,792)	(261,209)
Financing activities
Proceeds from convertible debentures			1,105,126
Proceeds from subscription receipts			2,514,377
Transaction costs			(167,363)
Third party investment in subsidiary	475,000
Proceeds from long-term debt	1,125,000	615,000	100,000
Proceeds from private placement	1,225,000	1,067,745
Proceeds from brokered private placement	3,738,564
Payment of equity and debenture issuance costs	(500,870)		(248,542)
Repayment of long-term debt	(507,715)	(226,126)	(250,145)
Repayment of convertible debentures	(1,312,722)
Payments of lease principal	(380,543)	(372,154)	(117,125)
Net cash provided by financing activities	3,861,714	1,084,464	2,936,328
Change in cash	896,245	142,862	(751,717)
Cash balance, beginning	217,788	74,926	826,643
Cash balance, ending	$ 1,114,033	$ 217,788	$ 74,926